UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22583

                                          Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                          Fort Wayne, IN 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                      Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:    (260) 455-3404

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Presidential® Managed Risk 2010 Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.53%
Equity Funds–29.23%
iShares Core S&P Mid-Cap ETF	4,588	$664,342
iShares Russell 2000 Index Fund	4,219	504,888
SPDR® S&P 500 ETF	18,344	3,769,692

		4,938,922

Fixed Income Funds–45.10%
iShares Barclays 0-5 Year TIPS Bond Fund	6,653	659,046
iShares Barclays TIPS Bond Fund	10,365	1,160,984
iShares Floating Rate Note Fund	13,093	661,720
SPDR® Barclays Capital High Yield Bond ETF	12,733	491,621
Vanguard Mortgage-Backed Securities ETF	15,632	828,652
Vanguard Short-Term Bond ETF	8,288	662,626
Vanguard Total Bond Market ETF	38,307	3,155,348

		7,619,997

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–16.99%
iShares Core MSCI Emerging Markets ETF	6,762	$318,017
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	16,259	488,420
Vanguard FTSE Developed Markets ETF	54,490	2,064,081

		2,870,518

International Fixed Income Fund–5.88%
SPDR® Barclays Capital International Treasury Bond ETF	17,936	992,399

		992,399

Money Market Fund–3.33%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	562,243	562,243

		562,243

Total Investment Companies (Cost $15,386,672)		16,984,079

TOTAL VALUE OF SECURITIES–100.53% (Cost $15,386,672)	16,984,079
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.53%)	(89,102)

NET ASSETS APPLICABLE TO 1,485,234 SHARES OUTSTANDING–100.00%.	$16,894,977

«Includes	$35,026 cash and $58,899 foreign currencies pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6) E-mini S&P 500 Index	$(607,196)	$(615,720)	3/24/15	$(8,524)
(2) Euro Currency	(309,798)	(302,675)	3/17/15	7,123
(10) Euro STOXX 50 Index	(362,185)	(379,109)	3/24/15	(16,924)

	$(1,279,179)			$(18,325)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2010 Fund–1

Presidential® Managed Risk 2010 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$16,984,079

Futures Contracts	$(18,325)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2010 Fund–2

Presidential® Managed Risk 2020 Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.22%
Equity Funds–36.78%
iShares Core S&P Mid-Cap ETF	6,901	$999,265
iShares Russell 2000 Index Fund	6,772	810,405
SPDR® S&P 500 ETF	27,814	5,715,777

		7,525,447

Fixed Income Funds–33.11%
iShares Barclays 0-5 Year TIPS Bond Fund	4,000	396,240
iShares Barclays TIPS Bond Fund	7,120	797,511
iShares Floating Rate Note Fund	11,804	596,574
SPDR® Barclays Capital High Yield Bond ETF	10,210	394,208
Vanguard Mortgage-Backed Securities ETF	11,273	597,582
Vanguard Short-Term Bond ETF	9,967	796,862
Vanguard Total Bond Market ETF	38,780	3,194,308

		6,773,285

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–21.53%
iShares Core MSCI Emerging Markets ETF	12,191	$573,343
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	19,545	587,132
Vanguard FTSE Developed Markets ETF	85,625	3,243,475

		4,403,950

International Fixed Income Fund–4.86%
SPDR® Barclays Capital International Treasury Bond ETF	17,972	994,391

		994,391

Money Market Fund–2.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	602,319	602,319

		602,319

Total Investment Companies (Cost $18,001,092)		20,299,392

TOTAL VALUE OF SECURITIES–99.22% (Cost $18,001,092)	20,299,392
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	160,145

NET ASSETS APPLICABLE TO 1,738,030 SHARES OUTSTANDING–100.00%.	$20,459,537

«Includes $59,302 cash and $89,438 foreign currencies pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10) E-mini S&P 500 Index	$(1,011,993)	$(1,026,200)	3/24/15	$(14,207)
(4) Euro Currency	(619,597)	(605,350)	3/17/15	14,247
(15) Euro STOXX 50 Index	(542,188)	(568,663)	3/24/15	(26,475)

	$(2,173,778)			$(26,435)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2020 Fund–1

Presidential® Managed Risk 2020 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$20,299,392

Futures Contracts	$(26,435)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2020 Fund–2

Presidential® Managed Risk 2030 Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.35%
Commodity Fund–0.86%
†iShares S&P GSCI Commodity-Indexed Trust	4,270	$92,147

		92,147

Equity Funds–37.39%
iShares Core S&P Mid-Cap ETF	3,583	518,818
iShares Russell 2000 Index Fund	2,638	315,690
SPDR® S&P 500 ETF	15,446	3,174,153

		4,008,661

Fixed Income Funds–26.09%
iShares Barclays 0-5 Year TIPS Bond Fund	2,079	205,946
iShares Barclays TIPS Bond Fund	1,849	207,107
iShares Floating Rate Note Fund	4,093	206,860
SPDR® Barclays Capital High Yield Bond ETF	5,302	204,710
Vanguard Mortgage-Backed Securities ETF	3,909	207,216
Vanguard Short-Term Bond ETF	2,588	206,911
Vanguard Total Bond Market ETF	18,922	1,558,605

		2,797,355

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–25.99%
iShares Core MSCI Emerging Markets ETF	8,435	$396,698
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,156	305,086
Vanguard FTSE Developed Markets ETF	49,716	1,883,242
Vanguard Total World Stock ETF	3,361	202,063

		2,787,089

International Fixed Income Fund–4.83%
SPDR® Barclays Capital International Treasury Bond ETF	9,352	517,446

		517,446

Money Market Fund–4.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	449,006	449,006

		449,006

Total Investment Companies (Cost $9,187,724)		10,651,704

TOTAL VALUE OF SECURITIES–99.35% (Cost $9,187,724)	10,651,704
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	69,502

NET ASSETS APPLICABLE TO 928,510 SHARES OUTSTANDING–100.00%	$10,721,206

†	Non-income producing for the period.

«	Includes $29,282 cash and $48,203 foreign currencies pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(505,996)	$(513,100)	3/24/15	$(7,104)
(2) Euro Currency	(309,798)	(302,675)	3/17/15	7,123
(8) Euro STOXX 50 Index	(288,664)	(303,287)	3/24/15	(14,623)

	$(1,104,458)			$(14,604)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2030 Fund–1

Presidential® Managed Risk 2030 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$10,651,704

Futures Contracts	$(14,604)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2030 Fund–2

Presidential® Managed Risk 2040 Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.35%
Commodity Fund–0.85%
†iShares S&P GSCI Commodity-Indexed Trust	3,522	$76,005

		76,005

Equity Funds–41.89%
iShares Core S&P Mid-Cap ETF	2,955	427,884
iShares Russell 2000 Index Fund	2,903	347,402
SPDR® S&P 500 ETF	14,370	2,953,035

		3,728,321

Fixed Income Funds–17.25%
iShares Barclays 0-5 Year TIPS Bond Fund	856	84,795
iShares Floating Rate Note Fund	1,685	85,160
SPDR® Barclays Capital High Yield Bond ETF	4,373	168,842
Vanguard Mortgage-Backed Securities ETF	3,219	170,639
Vanguard Short-Term Bond ETF	2,134	170,613
Vanguard Total Bond Market ETF	10,381	855,083

		1,535,132

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–31.35%
iShares Core MSCI Emerging Markets ETF	6,957	$327,188
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,366	251,315
Vanguard FTSE Developed Markets ETF	49,598	1,878,772
Vanguard Total World Stock ETF	5,540	333,065

		2,790,340

International Fixed Income Fund–2.87%
SPDR® Barclays Capital International
Treasury Bond ETF	4,615	255,348

		255,348

Money Market Fund–5.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	457,190	457,190

		457,190

Total Investment Companies (Cost $7,543,483)		8,842,336

TOTAL VALUE OF SECURITIES–99.35% (Cost $7,543,483)	8,842,336
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	58,031

NET ASSETS APPLICABLE TO 734,021 SHARES OUTSTANDING–100.00%	$8,900,367

†	Non-income producing for the period.

«	Includes $23,533 cash and $36,298 foreign currencies pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(404,797)	$(410,480)	3/24/15	$(5,683)
(2) Euro Currency	(309,798)	(302,675)	3/17/15	7,123
(6) Euro STOXX 50 Index	(216,353)	(227,465)	3/24/15	(11,112)

	$(930,948)			$(9,672)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2040 Fund–1

Presidential® Managed Risk 2040 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$8,842,336

Futures Contracts	$(9,672)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2040 Fund–2

Presidential® Managed Risk 2050 Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.24%
Commodity Fund–0.84%
†iShares S&P GSCI Commodity-Indexed Trust	1,986	$42,858

		42,858

Equity Funds–44.79%
iShares Core S&P Mid-Cap ETF	1,666	241,237
iShares Russell 2000 Index Fund	1,636	195,780
SPDR® S&P 500 ETF	9,028	1,855,254

		2,292,271

Fixed Income Funds–6.57%
iShares Barclays 0-5 Year TIPS Bond Fund	484	47,945
SPDR® Barclays Capital High Yield Bond ETF	1,234	47,645
Vanguard Short-Term Bond ETF	602	48,130
Vanguard Total Bond Market ETF	2,340	192,746

		336,466

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–38.86%
iShares Core MSCI Emerging Markets ETF	4,901	$230,494
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,285	188,801
Vanguard FTSE Developed Markets ETF	36,476	1,381,711
Vanguard Total World Stock ETF	3,122	187,694

		1,988,700

International Fixed Income Fund–0.94%
SPDR® Barclays Capital International Treasury Bond ETF	866	47,916

		47,916

Money Market Fund–7.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	370,742	370,742

		370,742

Total Investment Companies (Cost $4,122,839)		5,078,953

TOTAL VALUE OF SECURITIES–99.24% (Cost $4,122,839)	5,078,953
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	38,874

NET ASSETS APPLICABLE TO 421,347 SHARES OUTSTANDING–100.00%	$5,117,827

†	Non-income producing for the period.

«Includes	$17,785 cash and $24,247 foreign currencies pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(303,598)	$(307,860)	3/24/15	$(4,262)
(2) Euro Currency	(309,798)	(302,675)	3/17/15	7,123
(4) Euro STOXX 50 Index	(144,186)	(151,643)	3/24/15	(7,457)

	$(757,582)			$(4,596)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2050 Fund–1

Presidential® Managed Risk 2050 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$5,078,953

Futures Contracts	$(4,596)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2050 Fund–2

Presidential® Managed Risk Moderate Fund

Schedule of Investments (unaudited)

December 31, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.58%
Commodity Fund–0.87%
†iShares S&P GSCI Commodity-Indexed Trust	992	$21,407

		21,407

Equity Funds–33.93%
iShares Core S&P Mid-Cap ETF	997	144,366
iShares Russell 2000 Index Fund	615	73,597
SPDR® S&P 500 ETF	3,012	618,966

		836,929

Fixed Income Funds–37.07%
iShares Barclays TIPS Bond Fund	430	48,164
iShares Floating Rate Note Fund	950	48,013
SPDR® Barclays Capital High Yield Bond ETF	1,847	71,313
Vanguard Mortgage-Backed Securities ETF	454	24,067
Vanguard Short-Term Bond ETF	1,803	144,150
Vanguard Total Bond Market ETF	7,025	578,649

		914,356

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–20.61%
iShares Core MSCI Emerging Markets ETF	1,963	$92,320
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,573	47,253
Vanguard FTSE Developed Markets ETF	9,733	368,686

		508,259

International Fixed Income Fund–3.90%
SPDR® Barclays Capital International Treasury Bond ETF	1,741	96,329

		96,329

Money Market Fund–3.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	78,960	78,960

		78,960

Total Investment Companies (Cost $2,404,577)		2,456,240

TOTAL VALUE OF SECURITIES–99.58% (Cost $2,404,577)	2,456,240
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	10,316

NET ASSETS APPLICABLE TO 240,870 SHARES OUTSTANDING–100.00%	$2,466,556

†	Non-income producing for the period.

«Includes	$9,312 cash pledged as collateral for futures contracts as of December 31, 2014.

The following futures contracts were outstanding at December 31, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 E-mini S&P 500 Index	$104,101	$102,620	3/24/15	$(1,481)
1 Euro STOXX 50 Index	38,468	37,911	3/24/15	(557)

	$142,569			$(2,038)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk Moderate Fund–1

Presidential® Managed Risk Moderate Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2014:

Level 1
Investment Companies	$2,456,240

Futures Contracts	$(2,038)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk Moderate Fund–2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Advisors Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	February 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	February 12, 2015

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	February 17, 2015

*	Print the name and title of each signing officer under his or her signature.